Income Taxes (Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ 176,265	$ 161,520
Income tax expense (recovery) at the combined basic rate	59,613	53,655
Large corporation and state tax	4,027	3,300
International financing	(11,661)	0
Withholding tax on foreign dividends	731	3,112
Tax on other non-deductible expenses	1,441	2,369
Net revisions to certain tax bases and tax rates	(456)	1,870
Goodwill impairment	0	0
Other Adjustments	4,748	2,816
Total Income Tax Expense	$ 58,443	$ 67,122